Related Party Transactions (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Rio Tinto Plc [Member]	Dec. 31, 2010 Rio Tinto Plc [Member]	Dec. 31, 2011 Ivanhoe Capital Aviation LLC [Member]	Dec. 31, 2011 Ivanhoe Capital Corporation [Member]	Dec. 31, 2011 Ivanhoe Capital Services Ltd. [Member]	Nov. 30, 2011 Ivanplats Limited [Member]	Jan. 31, 2011 Ivanplats Limited [Member]	Dec. 31, 2011 Ivanplats Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 1,227,000	$ 2,127,000
Accounts payable	28,170,000	8,726,000
Payables to related party, noncurrent	56,783,000	14,013,000	56,800,000	14,000,000
Company's Chairman and Chief Executive Officer's ownership percentage in Related Party entity					100.00%	100.00%	100.00%			35.50%
Ownership percentage			48.90%	40.30%
Number of shares sold of cost-method investment										1.4
Gain on sale of long-term investment	10,628,000								10,600,000	10,600,000
Number of convertible bonds purchased								15,000
Purchase price of convertible bonds								$ 1,000